Properties And Equipment	12 Months Ended
Dec. 31, 2011
Properties And Equipment [Abstract]
Properties And Equipment

10. PROPERTIES AND EQUIPMENT

	December 31
	2010	2011
	NT$	NT$	US$
			(Note 3)
Cost:
Land	134,118	134,118	4,431
Buildings	394,881	404,659	13,368
Machinery and equipment	211,364	272,277	8,995
Furniture and fixtures	97,670	104,473	3,451
Leasehold and buildings improvement	83,711	91,926	3,037
Software	475,591	557,510	18,418

Total	1,397,335	1,564,963	51,700

Accumulated depreciation:
Buildings	29,208	37,980	1,255
Machinery and equipment	152,692	191,687	6,332
Furniture and fixtures	72,474	81,566	2,694
Leasehold and buildings improvement	54,268	67,144	2,218
Software	345,665	440,176	14,542

	654,307	818,553	27,041
Prepayment and construction in progress	—	2,341	77

	743,028	748,751	24,736

In April 2006, the Company leased its land and buildings located in Taipei, Taiwan, to a third party under a three-year operating lease. Net carrying value of the leased land and building as of December 31, 2011 was NT$18,259 thousand (US$603 thousand) and NT$6,558 thousand (US$217 thousand), respectively. The lessee renewed the three year operating lease with the Company in March 2012. Annual rental income from the lease is about NT$1,322 thousand each year.